Incentive Distributions Specified Target Levels (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Minimum Quarterly Distribution
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit	$ 0.337500
Unitholders	98.00%
General partner	2.00%
First Target Distribution | Maximum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit	$ 0.388125
Unitholders	98.00%
General partner	2.00%
Second Target Distribution | Maximum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit	$ 0.421875
Second Target Distribution | Minimum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit	$ 0.388125
Unitholders	85.00%
General partner	15.00%
Third Target Distribution | Maximum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit	$ 0.506250
Third Target Distribution | Minimum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit	$ 0.421875
Unitholders	75.00%
General partner	25.00%
Thereafter | Minimum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit	$ 0.506250
Unitholders	50.00%
General partner	50.00%